Segmented Information - Significant Related Party and Inter-Company Transactions (Details) - CAD	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Aug. 31, 2015
Related Party Transaction [Line Items]
Intercompany loans	CAD 0	CAD 48,000,000
Intercompany interest expense, less than	CAD 1,000,000	17,000,000
Belize Electricity
Related Party Transaction [Line Items]
Equity investment ownership (percent)	33.00%		33.00%
Equity Method Investee | Belize Electricity
Related Party Transaction [Line Items]
Due from related party	CAD 16,000,000	5,000,000
Waneta Partnership
Related Party Transaction [Line Items]
Intercompany revenue recognized	45,000,000	30,000,000
BECOL
Related Party Transaction [Line Items]
Intercompany revenue recognized	33,000,000	30,000,000
Aitken Creek
Related Party Transaction [Line Items]
Intercompany revenue recognized	CAD 17,000,000	CAD 0